CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
REVENUES:
Vessel revenues (net of commissions to charterers of 74,271,153,406, 43,125 and 302,556 respectively)	$ 1,111,075	$ 2,018,061	$ 5,967,772	$ 3,960,822
Total revenues	1,111,075	2,018,061	5,967,772	3,960,822
EXPENSES:
Voyage expenses (including 40,471 to related party for year ended December 31,2019)	(19,556)	(80,853)	(261,179)	(37,373)
Vessel operating expenses	(432,544)	(1,194,995)	(2,802,991)	(1,727,770)
Management fees to related party	(29,440)	(55,500)	(212,300)	(111,480)
Depreciation and amortization	(177,378)	(182,346)	(897,171)	(637,611)
General and administrative expenses
Company administration expenses	(22,954)	(58,467)	(378,777)	(109,233)
Public registration costs	(161,116)	(35,973)	(132,091)	(350,167)
Total expenses	(842,988)	(1,608,134)	(4,684,509)	(2,973,634)
Operating income	268,087	409,927	1,283,263	987,188
OTHER INCOME/ (EXPENSES):
Interest and finance costs (including 162,500 to related party for year ended December 31,2019)	(519)	(532)	(222,163)	(3,393)
Interest income	7,985	0	31,589	4,243
Gain on derivative financial instruments	0	475,530	0	0
Foreign exchange (losses)/ gains	89	(7,021)	(4,540)	(8,539)
Other, net	800	740	0	1,439
Total other income/ (expenses), net	8,355	468,717	(195,114)	(6,250)
Net income	276,442	878,644	1,088,149	980,938
Comprehensive income	$ 276,442	$ 878,644	$ 1,088,149	$ 980,938
Earnings/ (Loss) per common share, basic and diluted (in dollars per share)	$ (0.30)	$ 0.35	$ 0.31	$ (0.28)
Weighted average number of common shares, basic and diluted (in shares)	2,400,000	2,400,000	2,662,383	2,400,000